Summary of Significant Accounting Policies - Schedule of Useful Lives of the Intangible Assets (Details)	12 Months Ended
Jun. 30, 2024
Gamma Linolenic Acid (“GLA”) [Member]
Schedule of Useful Lives of the Intangible Assets [Line Items]
Useful Lives of the Intangible Assets	22 years
SPC® technology [Member]
Schedule of Useful Lives of the Intangible Assets [Line Items]
Useful Lives of the Intangible Assets	20 years
IP Rights HB4 Technology – BIOX [Member]
Schedule of Useful Lives of the Intangible Assets [Line Items]
Useful Lives of the Intangible Assets	5 years
Customer relationship [Member]
Schedule of Useful Lives of the Intangible Assets [Line Items]
Useful Lives of the Intangible Assets	20 years 6 months